SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest (in percent)	50.00%
Austin American Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest (in percent)	100.00%	100.00%